Share-based Payments - Schedule of Number of Trust-type Stock Options Issued (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2025	Aug. 29, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		0	0
1st Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options		31,802,000	31,802,000	31,802,000
2nd to 46th Trust-type Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	3,807,000	4,011,000	4,299,000	4,516,000	7,047,000	11,636,000
Number of share options granted in share-based payment arrangement				4,589,000
2nd to 46th Trust-type Stock Options | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	1,031,000					2,471,000
2nd to 46th Trust-type Stock Options | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	990,000					2,411,000
2nd to 46th Trust-type Stock Options | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	950,000					2,335,000
2nd to 46th Trust-type Stock Options | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	849,000					2,230,000
2nd to 46th Trust-type Stock Options | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	769,000					2,189,000
2nd to 46th Trust-type Stock Options | Market Condition One | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	444,000					843,000
2nd to 46th Trust-type Stock Options | Market Condition One | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	444,000					843,000
2nd to 46th Trust-type Stock Options | Market Condition One | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	442,000					843,000
2nd to 46th Trust-type Stock Options | Market Condition One | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	376,000					843,000
2nd to 46th Trust-type Stock Options | Market Condition One | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	342,000					838,000
2nd to 46th Trust-type Stock Options | Market Condition Two | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	187,000					416,000
2nd to 46th Trust-type Stock Options | Market Condition Two | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	165,000					387,000
2nd to 46th Trust-type Stock Options | Market Condition Two | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	152,000					387,000
2nd to 46th Trust-type Stock Options | Market Condition Two | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	144,000					386,000
2nd to 46th Trust-type Stock Options | Market Condition Two | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	136,000					386,000
2nd to 46th Trust-type Stock Options | Market Condition Three | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	123,000					359,000
2nd to 46th Trust-type Stock Options | Market Condition Three | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	115,000					328,000
2nd to 46th Trust-type Stock Options | Market Condition Three | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	107,000					324,000
2nd to 46th Trust-type Stock Options | Market Condition Three | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	98,000					308,000
2nd to 46th Trust-type Stock Options | Market Condition Three | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	89,000					308,000
2nd to 46th Trust-type Stock Options | Market Condition Four | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	82,000					248,000
2nd to 46th Trust-type Stock Options | Market Condition Four | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	74,000					248,000
2nd to 46th Trust-type Stock Options | Market Condition Four | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	63,000					192,000
2nd to 46th Trust-type Stock Options | Market Condition Four | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	51,000					108,000
2nd to 46th Trust-type Stock Options | Market Condition Four | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	38,000					108,000
2nd to 46th Trust-type Stock Options | Market Condition Five | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	52,000					174,000
2nd to 46th Trust-type Stock Options | Market Condition Five | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	50,000					174,000
2nd to 46th Trust-type Stock Options | Market Condition Five | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	47,000					161,000
2nd to 46th Trust-type Stock Options | Market Condition Five | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	44,000					161,000
2nd to 46th Trust-type Stock Options | Market Condition Five | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	31,000					125,000
2nd to 46th Trust-type Stock Options | Market Condition Six | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	28,000					73,000
2nd to 46th Trust-type Stock Options | Market Condition Six | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	28,000					73,000
2nd to 46th Trust-type Stock Options | Market Condition Six | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	27,000					73,000
2nd to 46th Trust-type Stock Options | Market Condition Six | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	26,000					73,000
2nd to 46th Trust-type Stock Options | Market Condition Six | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	26,000					73,000
2nd to 46th Trust-type Stock Options | Market Condition Seven | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	27,000					84,000
2nd to 46th Trust-type Stock Options | Market Condition Seven | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	27,000					84,000
2nd to 46th Trust-type Stock Options | Market Condition Seven | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	26,000					84,000
2nd to 46th Trust-type Stock Options | Market Condition Seven | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	25,000					80,000
2nd to 46th Trust-type Stock Options | Market Condition Seven | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	25,000					80,000
2nd to 46th Trust-type Stock Options | Market Condition Eight | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	36,000					107,000
2nd to 46th Trust-type Stock Options | Market Condition Eight | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	35,000					107,000
2nd to 46th Trust-type Stock Options | Market Condition Eight | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	35,000					104,000
2nd to 46th Trust-type Stock Options | Market Condition Eight | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	35,000					104,000
2nd to 46th Trust-type Stock Options | Market Condition Eight | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	33,000					104,000
2nd to 46th Trust-type Stock Options | Market Condition Nine | From April 1, 2024 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	52,000					167,000
2nd to 46th Trust-type Stock Options | Market Condition Nine | From April 1, 2025 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	52,000					167,000
2nd to 46th Trust-type Stock Options | Market Condition Nine | From April 1, 2026 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	51,000					167,000
2nd to 46th Trust-type Stock Options | Market Condition Nine | From April 1, 2027 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	50,000					167,000
2nd to 46th Trust-type Stock Options | Market Condition Nine | From April 1, 2028 to March 31, 2033
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	49,000					167,000
2nd to 6th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 5, 2022
Settlement method	Equity-settled
7th to 46th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 5, 2022
Settlement method	Equity-settled
47th Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 28, 2025
Settlement method	Equity-settled
Shares of stock options	7,370,000
Number of share options granted in share-based payment arrangement	7,625,000
47th Stock Option | From April 25, 2027 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	1,625,000
47th Stock Option | From April 29, 2028 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	1,582,000
47th Stock Option | From April 29, 2029 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	1,529,000
47th Stock Option | From April 29, 2030 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	1,472,000
47th Stock Option | From April 29, 2031 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	1,417,000
48th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 28, 2025
Settlement method	Equity-settled
Shares of stock options	535,000
Number of share options granted in share-based payment arrangement	535,000
48th Stock Options | From April 25, 2027 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	107,000
48th Stock Options | From April 29, 2028 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	107,000
48th Stock Options | From April 29, 2029 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	107,000
48th Stock Options | From April 29, 2030 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	107,000
48th Stock Options | From April 29, 2031 to April 23, 2035
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	107,000
49th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares of stock options	569,000
Number of share options granted in share-based payment arrangement	569,000
49th Stock Options | From June 1, 2025 to May 31, 2045
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 28, 2025
Settlement method	Equity-settled
Shares of stock options	569,000